CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net (loss) / income	$ 23,786,352	$ (268,707,322)	$ (51,796,181)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	52,294	16,913,785	18,357,377
Loss related to vessels held for sale		116,432,515
Impairment loss	10,845,000	96,643,651	15,695,282
Loss on investment in affiliate		206,835	8,840,343
(Gain) / loss from sale of assets	1,621,514	26,660,515	(402,805)
Amortization and write off of financing costs	1,435,220	2,652,909	2,108,716
Bad debt provisions	109,273	1,017	130,720
Share based compensation	322,813	967,670	1,866,431
(Gain) / loss from marketable securities, net		134,529	25,529
Gain from debt extinguishment	(40,791,265)	(5,500,000)
Unrealized gain on interest rate swaps	(18,700)	(522,090)	(504,602)
Equity in net income of affiliate, net of dividends received		(173,002)	(471,079)
Interest on convertible notes and exchange agreements	21,356
Changes in assets and liabilities:
Trade receivables, net	2,750,380	4,137,154	1,383,932
Other receivables	434,034	765,893	(673,144)
Prepaid expenses	1,024,987	(611,908)	46,167
Inventories	1,260,929	662,210	(868,623)
Due from related parties	214,411	668,716	(861,314)
Trade accounts payable	(2,282,919)	209,079	75,994
Accrued expenses	(1,542,703)	113,925	1,285,140
Due to related parties	(921,876)	1,093,426	84,280
Deferred income	(221,605)	(11,640)	(504,006)
Net Cash used in Operating Activities	(1,900,505)	(7,262,133)	(6,181,843)
Cash Flows from Investing Activities:
Net proceeds from sale of assets	12,118,686	12,838,398	9,995,000
Acquisition of vessels and capital expenditures		(4,955,986)	(110,664,356)
Proceeds from the sale of marketable securities		958,215	498,056
Net proceeds from the sale of investment in affiliate		2,936,196
Other fixed assets		(72,604)	(496,093)
(Increase in) / release of restricted cash	2,496,369	11,382,803	(3,879,172)
Net Cash (used in) / from Investing Activities	14,615,055	23,087,022	(104,546,565)
Cash Flows from Financing Activities:
Proceeds from long-term debt			179,144,427
Repayment of long-term debt	(13,883,250)	(22,290,903)	(128,480,615)
Purchase of treasury stock			(170,460)
Payment of financing costs		(564,493)	(3,777,546)
Proceeds from the issuance of Class A common shares		53,640	42,235,790
Class A common shares offering costs		(53,640)	(2,494,638)
Proceeds from convertible notes	1,500,000
Net Cash from / (used in) Financing Activities	(12,383,250)	(22,855,396)	86,456,958
Net (decrease) / increase in cash and cash equivalents	331,300	(7,030,507)	(24,271,450)
Cash and cash equivalents at the beginning of the year		7,030,507	31,301,957
Cash and cash equivalents at the end of the year	331,300		7,030,507
Supplemental disclosure of cash flow information
Cash paid during the year for interest (excluding capitalized interest)	50,000	6,229,875	5,000,188
Non-cash investing activities - unpaid capital expenditures for acquisition of vessels		368,167	572,561
Non-cash financing activities - unpaid financing costs			$ 395,000